Expense Example (American International Trust, USD $)	12 Months Ended
May 01, 2011
Series I, American International Trust
Expense Example:
Year 1	$ 117
Year 3	365
Year 5	633
Year 10	1,398
Series II, American International Trust
Expense Example:
Year 1	132
Year 3	412
Year 5	713
Year 10	1,568
Series III, American International Trust
Expense Example:
Year 1	82
Year 3	255
Year 5	444
Year 10	$ 990